EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Return of the plan assets	R$ (214,503)	R$ 791,672	R$ (25,498)
Actuarial remeasurements	117,644	(1,058,898)	(457,421)
Restriction recognized in Other Comprehensive Income	(22,456)	4,965	178,941
Remeasurements recognized in Other Comprehensive Income	(119,315)	(262,261)	(303,978)
Plan assets
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial remeasurements	(214,503)	791,672	(25,498)
Present value of the defined benefit obligations
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial remeasurements	R$ 117,644	R$ (1,058,898)	R$ (457,421)